License Agreements - Additional Information (Detail)			1 Months Ended						9 Months Ended			12 Months Ended
	Nov. 11, 2019 USD ($)	Jul. 05, 2019 USD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 SGD ($)	Sep. 30, 2020 USD ($) Target	Sep. 30, 2019 USD ($) Warrant $ / shares shares	Sep. 30, 2019 SGD ($) Warrant shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Impairment loss recognized	$ 23,000,000	$ 73,400										$ 23,000,000
Array Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment						$ 12,000,000
Additional payment					$ 11,000,000
Development milestone linked payments estimated					30,000,000
Regulatory milestones linked payments estimated					20,000,000
Commercial milestones linked payments estimated					$ 55,000,000
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date									Dec. 31, 2015
Agreement amended date									Mar. 31, 2018
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Regulatory milestones linked payments estimated									$ 95,000,000
First Payment									30,000,000
Sales mile stones linled payments estimated									$ 655,000,000
CSL Limited | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue									10.00%
Hyundai Pharm Co., Ltd. | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date														Oct. 31, 2015
Option payment received														$ 250,000
Payment to third parties as payment for proceeds from out-licensing agreement														125,000
Remaining performance obligation														$ 0
Hyundai Pharm Co., Ltd. | Buy Back of Rights to Commercialize
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to buy back the rights to commercialize				$ 325,000
Exploit Technologies Pte Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Additions							$ 73,400	$ 100,000
Milestone payment receivable upon achievement							$ 8,978,951	$ 12,000,000
Collaboration agreement, term (in years)							3 years	3 years
Nanyang Technological University | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date									Oct. 31, 2016
Number of targets to select | Target									3
Number of shares received in exchange for surrender of residual rights | shares										599,445	599,445
Value of shares received in exchange for surrender of residual rights										$ 187,244	$ 255,000
Subscription price | $ / shares										$ 0.32
Gain from derecognition recorded as other income													$ 187,244
Number of warrants received in exchange for surrender of residual rights | Warrant										599,445	599,445
BioGenetics Co. Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment				2,000,000
Percentage of sublicense agreement ceiling			10.00%
Upfront payment			$ 1,000,000
Remaining performance obligation			0	0
License Cost			82,259
BioGenetics Co. Ltd | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Sales and development milestone payments			$ 8,000,000
Sales mile stones linled payments estimated				$ 11,000,000